SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUPPLEMENT DATED DECEMBER 10, 2007

TO PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS EXTRA NY, SUN LIFE FINANCIAL MASTERS CHOICE NY,
SUN LIFE FINANCIAL MASTERS FLEX NY, SUN LIFE FINANCIAL MASTERS REWARD NY,
AND SUN LIFE FINANCIAL MASTERS SELECT NY

ISSUED BY SUN LIFE (N.Y.) VARIABLE ACCOUNT C

On or about March 10, 2008, the above-captioned prospectuses are amended to add new investment options.

The following new investment options will be added to the above-captioned prospectuses on or about March 10, 2008.As a result,the list of the available investment options appearing on the cover page of each prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Asset Allocation Funds
AllianceBernstein VPS Wealth Appreciation Strategy	AllianceBernstein VPS Balanced Wealth Strategy
Portfolio, Class B	Portfolio, Class B
Fidelity® VIP Contrafund Portfolio - Service Class 2	Franklin Templeton Founding Funds Allocation
SCSM Lord Abbett Growth & Income Fund - I Class*	Fund, Class 2
SCSM Lord Abbett Growth & Income Fund - S Class	Van Kampen UIF Equity & Income Fund II
Mid-Cap Equity Funds	Emerging Markets Equity Funds
SCSM Blue Chip Mid Cap Fund - S Class	Lazard Retirement Emerging Markets Portfolio
SCSM Goldman Sachs Mid Cap Value Fund - I Class*	Short-Term Bond Funds
SCSM Goldman Sachs Mid Cap Value Fund - S Class	SCSM Goldman Sachs Short Duration Fund - I Class*
Van Kampen UIF Mid Cap Growth Fund II	SCSM Goldman Sachs Short Duration Fund - S Class
Van Kampen UIF US Mid Cap Value Fund II	High Yield Bond Funds
International/Global Equity Funds	SCSM PIMCO High Yield Fund - S Class
AllianceBernstein VPS International Growth Portfolio,	Money Market Funds
Class B	Sun Capital Money Market Fund - S Class
AllianceBernstein VPS International Value Portfolio,
Class B
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* Available only to Contract Owners who purchased their Contract prior to March 10, 2008.

AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios. Fidelity® Management & Research Company advises the Fidelity VIP Contrafund Portfolio (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers). Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds (with the following advising the underlying portfolios of the fund: Advisers advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Lazard Asset Management LLC advises the Lazard Retirement Portfolio. Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Funds. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Funds; SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC), SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.), SCSM PIMCO High Yield Fund (sub-advised by Pacific Investment Management Company LLC) and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP).

The following Funds are not available for investment in Contracts issued on or after March 10, 2008:

Lord Abbett Series Fund Growth & Income Portfolio - Class VC
Lord Abbett Series Fund Mid-Cap Value Portfolio - Class VC
MFS®/ Sun Life High Yield Series - S Class
MFS®/ Sun Life Money Market Series - S Class
PIMCO VIT All Asset Portfolio
PIMCO VIT Low Duration Portfolio
Templeton Developing Markets Securities Fund - Class 2

On or about March 10, 2008, Appendix I - Build Your Portfolio is deleted in its entirety and replaced with the following:

APPENDIX I - BUILD YOUR PORTFOLIO

This Appendix sets forth the Funds and percentage limits that constitute the "build your portfolio" program. This program is more fully described under "BUILD YOUR PORTFOLIO" in the Prospectus. Briefly, if you comply with this program, the portfolio you build will satisfy the "Designated Funds" requirement under certain optional living benefit riders.

Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

PIMCO VIT Total Return Portfolio	Franklin Income Securities Fund	Franklin Small Cap Value Securities Fund	Franklin Strategic Income Securities Fund
Sun Capital Investment Grade Bond Fund®	Oppenheimer Balanced Fund/VA	SCSM Oppenheimer Main Street Small Cap Fund	MFS®/Sun Life High Yield Series[6]
MFS®/Sun Life Government Securities Series	Fidelity® VIP Balanced Portfolio	MFS®/Sun Life Emerging Growth Series[2]	PIMCO VIT Emerging Markets Bond Portfolio
MFS®/Sun Life Bond Series	Lord Abbett Series Fund All Value Portfolio	Oppenheimer Capital Appreciation Fund/VA	Sun Capital Real Estate Fund®
PIMCO VIT Real Return Portfolio	Lord Abbett Series Fund Growth & Income Portfolio[6]	Sun Capital® All Cap Fund	PIMCO VIT All Asset Portfolio[6]
Huntington VA Mortgage Securities Fund[5]	MFS®/Sun Life Value Series	Lord Abbett Series Fund Growth Opportunities Portfolio	PIMCO VIT CommodityRealReturn Strategy Portfolio
MFS®/Sun Life Money Market Series[6]	MFS®/Sun Life Total Return Series	Oppenheimer Main St. Small Cap Fund/VA2	Templeton Developing Markets Securities Fund[6]
PIMCO VIT Low Duration Portfolio[6]	Van Kampen LIT Comstock	MFS®/Sun Life New Discovery Series[2]	MFS®/Sun Life Emerging Markets Equity Series[2]
Sun Capital Money Market Fund®	Mutual Shares Securities Fund	MFS®/Sun Life Strategic Growth Series[2]	MFS®/Sun Life Strategic Income Series[1]
SCSM Goldman Sachs Short Duration Fund	Lord Abbett Series Fund Mid-Cap Value Portfolio[6]	MFS®/Sun Life Mass Investors Growth Stock Series[2]	SCSM PIMCO High Yield Fund
	MFS®/Sun Life Utilities Series	MFS®/Sun Life International Value Series	Lazard Retirement Emerging Markets Series
	MFS®/Sun Life Capital Opportunities Series[2]	Templeton Foreign Securities Fund
	MFS®/Sun Life Mass Investors Trust Series[2]	MFS®/Sun Life Research International Series
	MFS®/Sun Life Research Series[2]	Templeton Growth Securities Fund
	MFS®/Sun Life Core Equity Series	First Eagle Overseas Variable Fund
	SCSM Davis Venture Value Fund	Oppenheimer Global Securities Fund/VA
	Oppenheimer Main St. Fund®/VA	Columbia Marsico International Opportunities Fund, Variable Series
	Fidelity® VIP Freedom 2010 Portfolio	Fidelity® VIP Mid Cap Portfolio
	Fidelity® VIP Freedom 2015 Portfolio	Wanger U.S. Smaller Companies[3]
	Fidelity® VIP Freedom 2020 Portfolio	Wanger Select, Variable Series[3]
	MFS®/Sun Life Strategic Value Series[1]	Columbia Small Cap Value[3]
	MFS®/Sun Life Mid Cap Value Series[1]	MFS®/Sun Life International Growth Series
	Huntington VA Dividend Capture Fund[5]	SCSM FI Large Cap Growth Fund
	Huntington VA Income Equity Fund[5]	Columbia Marsico Growth Fund, Variable Series[4]
	SCSM Lord Abbett Growth & Income Fund	Columbia Marsico 21st Century Fund, Variable Series[4]
	SCSM Goldman Sachs Mid Cap Value Fund	MFS®/Sun Life Capital Appreciation Series[1]
	AllianceBernstein VPS Balanced Wealth Appreciation Strategy Portfolio	MFS®/Sun Life Mid Cap Growth Series[1]
	AllianceBernstein VPS Balanced Wealth Strategy Portfolio	MFS®/Sun Life Global Growth Series[1]

Intermediate and Long-Term Bond Funds	Core Equity Funds	Growth Equity Funds	Specialty Funds
25% to 60%	20% to 50%	0% to 30%	0% to 10%

	Franklin Templeton Founding Funds Allocation Fund	Huntington VA Growth Fund[5]
	Van Kampen UIF Equity & Income Fund	Huntington VA International Equity Fund[5]
	Van Kampen UIF Mid Cap Value Fund	Huntington VA Marco 100 Fund[5]
Huntington VA Mid Corp America Fund[5]
Huntington VA New Economy Fund[5]
Huntington VA Rotating Markets Fund[5]
Huntington VA Situs Small Cap Fund[5]
SCSM Blue Chip Mid Cap fund
Van Kampen UIF Mid Cap Growth Fund
AllianceBernstein International Growth Portfolio
AllianceBernstein VPS International Value Portfolio
Fidelity® VIP Contrafund

1 Only available if you purchased your Contract before February 2, 2004.
2 Only available if you purchased your Contract before March 5, 2007.
3 Only available if you purchased your Contract through a Bank of America representative before April 22, 2007.

[4] Only B Class shares available if you purchased your Contract on or after March 5, 2007.  Only A Class shares available if you purchased your Contract through a Bank of America representative before March 5, 2007.

5Only available if you purchased your Contract through a Huntington Bank representative.
6Only available if you purchased your Contract before March 10, 2008.